Ordinary Shares and Treasury Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2013 CNY (¥) shares
Ordinary Shares and Treasury Shares
Ordinary shares, shares authorized				100,000,000		100,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.001		$ 0.001
Ordinary shares, shares issued				48,762,903		49,930,944
Treasury shares
Aggregate value of ADS repurchased under share repurchase plan (in dollars) | ¥					¥ 1,703		¥ 26,380		¥ 33,097
Ordinary shares repurchased but not cancelled				4,145,727		5,310,240
ADSs
Treasury shares
Aggregate value of ADS authorized to be repurchased under share repurchase plan | $		$ 10,000	$ 10,000
Period of share repurchase plan	12 months	1 year	1 year
ADSs repurchased under share repurchase plan (in shares)				56,548	56,548	776,341	776,341	931,593	931,593
Aggregate value of ADS repurchased under share repurchase plan (in dollars)				$ 278	¥ 1,703	$ 4,287	¥ 26,380	$ 5,359	¥ 33,097
Ordinary shares
Treasury shares
Shares cancelled				1,249,335	1,249,335	0	0	0	0
Ordinary shares repurchased but not cancelled				4,145,727